Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2023 and 2022, property and equipment consisted of the following:

	Useful life	December 31, 2023	December 31, 2022
Office equipment and furniture	3 - 5 Years	$143,545	$155,062
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	83,139	84,549
Software	1 - 3 Years	11,719	11,917
Finance lease right-of-use asset	4 Years	152,540	152,859
		390,943	404,387
Less: accumulated depreciation		(261,871)	(219,964)
		$129,072	$184,423

For the years ended December 31, 2023, 2022 and 2021, depreciation expense amounted to $45,782, $66,428 and $40,130, respectively, all of which were included in operating expenses.

The Company entered into a finance vehicle lease in 2021 and the finance lease right-of-use asset with a net carrying amount of $65,077 and $103,998 as of December 31, 2023 and 2022, respectively, were included in property and equipment net. Finance lease liabilities were nil as of December 31, 2023 and 2022. The Company made cash payments of $163,301 for finance lease liabilities during the year ended December 31, 2021, which is included within the financing activities section on the consolidated statements of cash flows.